Segmented Information	3 Months Ended
Jan. 31, 2019
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Segmented Information

NOTE 19:  SEGMENTED INFORMATION

For management reporting purposes, the Bank reports its results under three key business segments: Canadian Retail, which includes the results of the Canadian personal and commercial banking, wealth, and insurance businesses; U.S. Retail, which includes the results of the U.S. personal and business banking operations, wealth management services, and the Bank's investment in TD Ameritrade; and Wholesale Banking. The Bank's other activities are grouped into the Corporate segment.

Refer to Note 29 of the Bank's 2018 Annual Consolidated Financial Statements for additional segment disclosures.

The following table summarizes the segment results for the three months ended January 31.

Results by Business Segment[1],2
(millions of Canadian dollars)	Canadian Retail		U.S. Retail		Wholesale Banking[3]		Corporate[3]		Total
			For the three months ended
	Jan. 31 2019	Jan. 31 2018	Jan. 31 2019	Jan. 31 2018	Jan. 31 2019	Jan. 31 2018	Jan. 31 2019	Jan. 31 2018	Jan. 31 2019	Jan. 31 2018
Net interest income (loss)	$3,044	$2,825	$2,247	$1,940	$173	$329	$396	$336	$5,860	$5,430

Non-interest income (loss)	2,944	2,725	701	703	409	561	84	(44)	4,138	3,945

Total revenue[4]	5,988	5,550	2,948	2,643	582	890	480	292	9,998	9,375
Provision for (recovery of) credit losses	310	270	306	247	7	(7)	227	183	850	693
Insurance claims and related expenses	702	575	–	–	–	–	–	–	702	575

Non-interest expenses	3,084	2,311	1,611	1,447	602	526	558	577	5,855	4,861

Income (loss) before income taxes	1,892	2,394	1,031	949	(27)	371	(305)	(468)	2,591	3,246
Provision for (recovery of) income taxes	513	637	102	103	(10)	93	(102)	207	503	1,040

Equity in net income of an investment in TD Ameritrade	–	–	311	106	–	–	11	41	322	147

Net income (loss)	$1,379	$1,757	$1,240	$952	$(17)	$278	$(192)	$(634)	$2,410	$2,353

Total assets	$434,994	$409,161	$415,611	$382,532	$407,624	$410,583	$64,277	$59,040	$1,322,506	$1,261,316

[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.
[2]

The retailer program partners' share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners' net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[3]	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
[4]	The impact from certain treasury and balance sheet management activities relating to the U.S. Retail segment is recorded in the Corporate segment.